Supplemental Financial Information (Noncash Investing and Financing Activities)(Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Ownership percentage		51.00%
Dividends payable, amount	$ 430	$ 305	$ 263
Dividends payable, amount per share	$ 0.1625	$ 0.1125	$ 0.0945
Capital expenditures incurred but not yet paid	757	1,000	611
Noncash or Part Noncash Acquisition, Fixed Assets Acquired	$ 85
Percentage of Comcast Content Business contributed		49.00%